Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

18. Commitments and Contingencies

The Company is subject to a variety of federal, state, local and foreign laws and regulations covering the storage, handling, emission and discharge of materials into the environment, including CERCLA, the Clean Water Act, the Clean Air Act (including the 1990 amendments) and the Resource Conservation and Recovery Act.

The Company’s subsidiaries in the United States have been identified as potentially responsible parties with respect to several sites designated for cleanup under CERCLA or similar state laws, which impose liability for cleanup of certain waste sites and for related natural resource damages without regard to fault or the legality of waste generation or disposal. Persons liable for such costs and damages generally include the site owner or operator and persons that disposed or arranged for the disposal of hazardous substances found at those sites. Although CERCLA imposes joint and several liability on all potentially responsible parties, in application, the potentially responsible parties typically allocate the investigation and cleanup costs based upon, among other things, the volume of waste contributed by each potentially responsible party.

Settlements can often be achieved through negotiations with the appropriate environmental agency or the other potentially responsible parties. Potentially responsible parties that contributed small amounts of waste (typically less than 1% of the waste) are often given the opportunity to settle as “de minimus” parties, resolving their liability for a particular site. The Company does not own or operate any of the waste sites with respect to which it has been named as a potentially responsible party by the government. Based on the Company’s review and other factors, it believes that costs to the Company relating to environmental clean-up at these sites will not have a material adverse effect on its results of operations, cash flows or financial position.

At March 28, 2014 and December 31, 2013, the Company had an accrued liability of approximately $2.8 million and $3.1 million, respectively, for various environmental-related liabilities to the extent costs are known or can be reasonably estimated as its liability. While it is difficult to estimate future environmental-related liabilities accurately, the Company does not currently anticipate any material adverse impact on its results of operations, financial position or cash flows as a result of compliance with federal, state, local or foreign environmental laws or regulations or cleanup costs of the sites discussed above.

In addition, Company subsidiaries have been named as defendants in lawsuits alleging exposure to asbestos in products manufactured by the Company. As of March 28, 2014, the Company was a defendant in approximately 29,048 cases brought in Federal District Courts throughout the United States. In the three months ended March 28, 2014, 33 asbestos cases were brought against the Company. In the calendar year 2013, 133 asbestos cases were brought against the Company. In the last 20 years, General Cable has had no cases proceed to verdict. In many of the cases, General Cable was dismissed as a defendant before trial for lack of product identification. As of March 28, 2014, 22,037 asbestos cases have been dismissed. In the three months ended March 28, 2014, 104 asbestos cases were dismissed. As of December 31, 2013, 21,933 cases were dismissed. With regards to the approximately 29,048 remaining pending cases, General Cable is aggressively defending these cases based upon either lack of product identification as to General Cable manufactured asbestos-containing product and/or lack of exposure to asbestos dust from the use of General Cable product.

For cases outside the Multidistrict Litigation (“MDL”) as of March 28, 2014, Plaintiffs have asserted monetary damages in 359 cases. In 217 of these cases, plaintiffs allege only damages in excess of some dollar amount (about $356 thousand per plaintiff); in these cases there are no claims for specific dollar amounts requested as to any defendant. In the 141 other cases pending in state and federal district courts (outside the MDL), plaintiffs seek approximately $438.0 million in damages from as many as 50 defendants. In one case, plaintiffs have asserted damages related to General Cable in the amount of $10.0 million. In addition, in relation to these 359 cases, there are claims of $320.0 million in punitive damages from all of the defendants. However, many of the plaintiffs in these cases allege non-malignant injuries. As of March 28, 2014 and December 31, 2013, the Company had accrued, on a gross basis, approximately $5.2 million and $5.2 million, respectively, and as of March 28, 2014 and December 31, 2013, had recovered approximately $0.5 million and $0.5 million of insurance recoveries for these lawsuits, respectively. The net amount of $4.7 million and $4.7 million, as of March 28, 2014 and December 31, 2013 represents the Company’s best estimate in order to cover resolution of current and future asbestos-related claims.

The components of the asbestos litigation reserve are current and future asbestos-related claims. The significant assumptions are: (1) the number of cases per state, (2) an estimate of the judgment per case per state, (3) an estimate of the percentage of cases per state that would make it to trial and (4) the estimated total liability percentage, excluding insurance recoveries, per case judgment. Management’s estimates are based on the Company’s historical experience with asbestos related claims. The Company’s current history of asbestos claims does not provide sufficient and reasonable information to estimate a range of loss for potential future, unasserted asbestos claims because the number and the value of the alleged damages of such claims have not been consistent. As such, the Company does not believe a reasonably possible range can be estimated with respect to asbestos claims that may be filed in the future.

Settlement payments are made, and the asbestos reserve is relieved, when the Company receives a fully executed settlement release from the Plaintiff’s counsel. As of March 28, 2014 and March 29, 2013, aggregate settlement costs were $9.1 million and $8.7 million, respectively. For the three months ended March 28, 2014 and March 29, 2013, settlement costs totaled $0.1 million and $0.1 million, respectively. As of March 28, 2014 and March 29, 2013, aggregate litigation costs were $23.4 million and $21.7 million, respectively. For the three months ended March 28, 2014 and March 29, 2013, litigation costs were $0.4 million and $0.3 million, respectively.

In January 1994, General Cable entered into a settlement agreement with certain principal primary insurers concerning liability for the costs of defense, judgments and settlements, if any, in all of the asbestos litigation described above. Subject to the terms and conditions of the settlement agreement, the insurers are responsible for a substantial portion of the costs and expenses incurred in the defense or resolution of this litigation. In recent years one of the insurers participating in the settlement that was responsible for a significant portion of the contribution under the settlement agreement entered into insurance liquidation proceedings. As a result, the contribution of the insurers has been reduced and the Company has had to bear a larger portion of the costs relating to these lawsuits. Moreover, certain of the other insurers may be financially unstable, and if one or more of these insurers enter into insurance liquidation proceedings, General Cable will be required to pay a larger portion of the costs incurred in connection with these cases.

As part of the acquisition of Silec, SAFRAN SA agreed to indemnify the Company for the full amount of losses arising from, related to or attributable to practices, if any, that are similar to previous practices investigated by the French competition authority for alleged competition law violations related to medium and high voltage cable markets. The Company has asserted a claim under this indemnity against SAFRAN SA related to the European Commission’s Statement of Objections to preserve the Company’s rights In case of an adverse Commission decision.

On July 5, 2011, the European Commission issued a Statement of Objections in relation to its ongoing competition investigation to a number of wire and cable manufacturers in the submarine and underground power cables business, including the Company’s Spanish affiliate, Grupo General Cable Sistemas, and its French subsidiary, Silec. The Statement of Objections alleged that the two affiliates engaged in violations of competition law in the underground power cables businesses for limited periods of time. The allegations related to Grupo Sistemas claimed that it had participated in a cartel from January 2003 to May 2007, while the allegations related to Silec were for the ten month period following its December 22, 2005 acquisition by Grupo Sistemas.

Following formal responses by General Cable to the Statement of Objections in October 2011 and a hearing in 2012, the European Commission issued a final decision on April 2, 2014. In the decision, the claims of infringement against Grupo Sistemas were dismissed for lack of evidence of alleged cartel activity. With regard to Silec, the Commission’s decision imposed a fine of 1.9 million Euros related to the period Silec has been owned by General Cable. This fine was based on participation that allegedly commenced well before the Silec acquisition. General Cable will appeal the Commission’s decision as to Silec in Europe based on established precedent and will continue to pursue its claim for full indemnification for the Silec fine under the terms of the acquisition agreement with SAFRAN SA executed in 2005.

During the fourth quarter of 2011, the Company became aware of a potential claim involving multiple parties regarding the failure of a newly installed transformer in France, which was manufactured and installed by an independent third party, at a customer’s hydroelectric plant. The Company supplied and installed cables and terminations to the transformer, which failed as it was being energized. The transformer was significantly damaged and the customer is alleging losses consisting of damage to the transformer and consequential damages due to its inability to operate the facility. The customer retained a court appointed technical expert to review the evidence to determine the root cause of the transformer failure and to allocate liability to the parties found responsible for such losses. The investigation is ongoing at this time and the Company believes it has substantial defenses to potential liability in regard to the transformer failure. At this time, the Company is unable to predict an estimated range of damages or whether it will have liability, if any, attributable to the transformer failure.

In March 2012, the Company received formal notice of a claim for damages arising from a transformer fire that occurred in December 2010 allegedly resulting in loss of equipment and some consequential damages at a metal processing facility in Iceland. The Company supplied and installed cables and terminations to the transformer, which was manufactured and installed by an independent third party, during 2006 and the first quarter of 2007. The Company’s work was inspected and accepted by the customer in March 2007. In August 2012, the customer initiated arbitration proceedings before the ICC Tribunal with a request to arbitrate in Pennsylvania. In September 2012, the Company initiated litigation in Pennsylvania state court seeking a declaration that it is not liable for any damages associated with the alleged loss resulting from the transformer fire and seeking to enjoin the ICC arbitration proceedings. The customer then moved the case from state to federal district court in the Western District of Pennsylvania which determined on motion that the ICC Tribunal not the court should decide whether the claims were arbitrable in the first instance. A decision on arbitrability is pending before the ICC Tribunal. The Company believes it has substantial defenses to potential liability in regard to the transformer fire and claimed loss. At this time, the Company is unable to predict an estimated range of damages or whether it will have any liability, if any, attributable to the transformer fire.

One of the Company’s Brazilian subsidiaries is involved in an administrative proceeding with a state treasury office regarding whether tax incentives granted to the Company by one Brazilian state are applicable to goods sold in another Brazilian state from September 2008 to December 31, 2009. The Company believes it correctly relied on the tax incentives granted and that it has substantial defenses to their disallowance by the Brazilian state claimant. The principal amount claimed to be due during the contested period is approximately $8 million which does not include penalties and interest which could be substantial. In September 2012, the 1st Chamber of the Administrative Court found that the Company was not liable for any incentive tax payments claimed by the state treasury office. This decision was appealed by the Brazilian state and the Administrative Court determined in April 2013 that the subsidiary is liable for a part of the contested amount. The Company’s subsidiary is seeking formal judicial review of this latest decision on the merits in the Civil Court and obtained an injunction in April 2013 restraining collection of the tax pending the review process in the Civil Court in further proceedings. The Brazilian state subsequently sought to overturn this injunction and the State Court rejected the application in May 2013. Thereafter, in October 2013, a judge in the State Court set aside the injunction and the Company’s subsidiary also took an appeal to the State Court of Appeal, which is awaiting a decision. In the meantime, the decision setting aside the injunction and the Brazilian state’s ability to enforce its purported tax claims are stayed pending the appeal process.

Our Brazilian subsidiaries have received formal notices of infractions from the Brazilian state authorities related to alleged failures of tax matters associated with the distribution of goods and services from one state to another and alleged failure to file electronic records with the state authorities in regard to inventories, good receipts, and invoices from acquisitions. The total amount of taxes allegedly due for the infractions including potential interest and penalties is up to $35 million. The Company has recorded approximately $2.3 million associated with those claims that the Company believes are probable to result in a negative outcome. At this time, the Company believes it has defenses to all remaining claims or is unable to predict an estimated range of damages and whether or not a liability will exist for these remaining claims.

Two civil complaints have been filed in the United States District Court for the Southern District of New York by named plaintiffs on behalf of purported classes of all persons who purchased or otherwise acquired the Company’s publicly traded securities, in one case which was filed on October 21, 2013 between May 3, 2011 and October 14, 2013, inclusive, and in the other case, which was filed on December 4, 2013, between May 2, 2011 and November 4, 2013, inclusive, against the Company, Gregory Kenny, our President and Chief Executive Officer, and Brian Robinson, our Executive Vice President and Chief Financial Officer. The complaints, which were transferred to the United States District Court of the Eastern District of Kentucky, allege claims under the anti-fraud and controlling person liability provisions of the Securities Exchange Act of 1934, alleging generally, among other assertions, that defendants made materially false and misleading statements regarding revenue recognition and other Company financial matters and failed to state material facts, including, among other things, that there was a lack of adequate internal controls, thereby artificially inflating the prices at which our securities traded. The complaints seek damages in undefined amounts, as well as attorney’s fees, experts’ fees and other costs. In addition, a derivative complaint was filed on January 7, 2014 in the Campbell County, Kentucky Circuit Court against all but one member of our Board of Directors, including Mr. Kenny, a former director and against Mr. Robinson and two former ROW officials, one of whom is a former executive officer of the Company. The complaint alleges that the defendants breached their fiduciary duties by knowingly failing to ensure that the Company implemented and maintained adequate internal controls over its accounting and financial reporting functions and by knowingly disseminating to stockholders materially false and misleading statements concerning the Company’s financial results and internal controls. The complaint seeks damages in an unspecified amount, appropriate equitable relief to remedy the alleged breaches of fiduciary duty, attorney’s fees, experts’ fees and other costs. We believe the purported class action complaints, and the derivative complaint insofar as it relates to our directors and Mr. Robinson, are without merit and intend to vigorously contest the actions.

The Company has a global insurance policy with coverage limits of $15 million which may potentially result in the recovery of these losses including the theft in Brazil. As previously reported, on October 29, 2012, the Company announced that it had identified historical accounting errors relating to inventory. The Company believes that the Brazil inventory accounting issues are, to a significant extent, attributable to a complex theft scheme affecting work in process and finished goods inventory. The Company determined there is a potential recovery of losses associated with reported theft of inventory within the Company’s Brazilian subsidiary. At this time the Company cannot estimate the possibility of recovery and the potential amounts involved.

The Company is also involved in various routine legal proceedings and administrative actions. Such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on its result of operations, cash flows or financial position.

The General Cable Executive Severance Benefit Plan (“Severance Plan”), effective January 1, 2008, applicable to the Company’s executive officers includes a change in control provision such that the executives may receive payments or benefits in accordance with the Severance Plan to the extent that both a change of control and a triggering event, each as defined in the Severance Plan, occur. Unless there are circumstances of ineligibility, as defined, the Company must provide payments and benefits upon both a change in control and a triggering event.

The Company has entered into various operating lease agreements related principally to certain administrative, manufacturing and distribution facilities and transportation equipment. At March 28, 2014, future minimum rental payments required under non-cancelable lease agreements during the twelve month periods beginning March 28, 2014 through March 29, 2019 and thereafter are $38.9 million, $36.7 million, $31.5 million, $21.4 million and $7.5 million, respectively, and $11.0 million thereafter.

As of March 28, 2014, the Company had $85.3 million in letters of credit, $181.8 million in various performance bonds and $323.8 million in other guarantees. Other guarantees include bank guarantees and advance payment bonds. These letters of credit, performance bonds and guarantees are periodically renewed and are generally related to risk associated with self- insurance claims, defined benefit plan obligations, contract performance, quality and other various bank and financing guarantees. Advance payment bonds are often required by customers when the Company obtains advance payments to secure the production of cable for long term contracts. The advance payment bonds provide the customer protection on their deposit in the event that the Company does not perform under the contract. See “Liquidity and Capital Resources” within Item 2. Management’s Discussion and Analysis of Financial Condition and Results of Operations for excess availability under the Company’s various credit borrowings.

18. Commitments and Contingencies

The Company is subject to a variety of federal, state, local and foreign laws and regulations covering the storage, handling, emission and discharge of materials into the environment, including CERCLA, the Clean Water Act, the Clean Air Act (including the 1990 amendments) and the Resource Conservation and Recovery Act.

The Company’s subsidiaries in the United States have been identified as potentially responsible parties with respect to several sites designated for cleanup under CERCLA or similar state laws, which impose liability for cleanup of certain waste sites and for related natural resource damages without regard to fault or the legality of waste generation or disposal. Persons liable for such costs and damages generally include the site owner or operator and persons that disposed or arranged for the disposal of hazardous substances found at those sites. Although CERCLA imposes joint and several liability on all potentially responsible parties, in application, the potentially responsible parties typically allocate the investigation and cleanup costs based upon, among other things, the volume of waste contributed by each potentially responsible party.

Settlements can often be achieved through negotiations with the appropriate environmental agency or the other potentially responsible parties. Potentially responsible parties that contributed small amounts of waste (typically less than 1% of the waste) are often given the opportunity to settle as “de minimus” parties, resolving their liability for a particular site. The Company does not own or operate any of the waste sites with respect to which it has been named as a potentially responsible party by the government. Based on the Company’s review and other factors, it believes that costs to the Company relating to environmental clean-up at these sites will not have a material adverse effect on its results of operations, cash flows or financial position.

At December 31, 2013 and 2012, the Company had an accrued liability of approximately $3.1 million and 1.9 million, respectively, for various environmental-related liabilities to the extent costs are known or can be reasonably estimated as a liability. While it is difficult to estimate future environmental-related liabilities accurately, the Company does not currently anticipate any material adverse impact on its results of operations, financial position or cash flows as a result of compliance with federal, state, local or foreign environmental laws or regulations or cleanup costs of the sites discussed above.

In addition, Company subsidiaries have been named as defendants in lawsuits alleging exposure to asbestos in products manufactured by the Company. As of December 31, 2013, General Cable was a defendant in approximately 29,133 cases brought in Federal District Courts throughout the United States. In calendar years 2013, 2012 and 2011, 133, 113, and 115 asbestos cases, respectively, were brought against the Company. In the last 20 years, General Cable has had no cases proceed to verdict. In many of the cases, General Cable was dismissed as a defendant before trial for lack of product identification. As of December 31, 2013, 21,933 asbestos cases have been dismissed. In calendar years 2013, 2012 and 2011, 65 cases, 66 cases and 61 cases, respectively, were dismissed. With regards to the approximately 29,133 remaining pending cases, General Cable is aggressively defending these cases based upon either lack of product identification as to General Cable manufactured asbestos-containing product and/ or lack of exposure to asbestos dust from the use of General Cable product.

For cases outside the Multidistrict Litigation (“MDL”) as of December 31, 2013, Plaintiffs have asserted monetary damages in 361 cases. In 219 of these cases, plaintiffs allege only damages in excess of some dollar amount (about $358 thousand per plaintiff); in these cases there are no claims for specific dollar amounts requested as to any defendant. In the 141 other cases pending in state and federal district courts (outside the MDL), plaintiffs seek approximately $438 million in damages from as many as 50 defendants. In one case, plaintiffs have asserted damages related to General Cable in the amount of $10 million. In addition, in relation to these 361 cases, there are claims of $319 million in punitive damages from all of the defendants. However, many of the plaintiffs in these cases allege non-malignant injuries. At December 31, 2013 and 2012, General Cable had accrued, on a gross basis, approximately $5.2 million and had recorded approximately $0.5 million of insurance recoveries for these lawsuits, at each year end. The net amount of $4.7 million as of December 31, 2013 and 2012, at each year end, represents the Company’s best estimate in order to cover resolution of current and future asbestos-related claims.

The components of the asbestos litigation reserve are current and future asbestos-related claims. The significant assumptions are: (1) the number of cases per state, (2) an estimate of the judgment per case per state, (3) an estimate of the percentage of cases per state that would make it to trial and (4) the estimated total liability percentage, excluding insurance recoveries, per case judgment. Management’s estimates are based on the Company’s historical experience with asbestos related claims. The Company’s current history of asbestos claims does not provide sufficient and reasonable information to estimate a range of loss for potential future, unasserted asbestos claims because the number and the value of the alleged damages of such claims have not been consistent. As such, the Company does not believe a reasonably possible range can be estimated with respect to asbestos claims that may be filed in the future.

Settlement payments are made, and the asbestos reserve is relieved, when the Company receives a fully executed settlement release from the Plaintiff’s counsel. As of December 31, 2013, aggregate settlement costs were $8.7 million. In calendar years 2013, 2012 and 2011, the settlement costs totaled $0.3 million, $0.6 million and $0.9 million, respectively. As of December 31, 2013, aggregate costs of administering and litigating the asbestos claims were $24.4 million. In calendar years 2013, 2012 and 2011, the costs of administering and litigating asbestos claims totaled $1.7 million, $1.7 million and $2.2 million, respectively.

In January 1994, General Cable entered into a settlement agreement with certain principal primary insurers concerning liability for the costs of defense, judgments and settlements, if any, in all of the asbestos litigation described above. Subject to the terms and conditions of the settlement agreement, the insurers are responsible for a substantial portion of the costs and expenses incurred in the defense or resolution of this litigation. In recent years one of the insurers participating in the settlement that was responsible for a significant portion of the contribution under the settlement agreement entered into insurance liquidation proceedings. As a result, the contribution of the insurers has been reduced and the Company has had to bear a larger portion of the costs relating to these lawsuits. Moreover, certain of the other insurers may be financially unstable, and if one or more of these insurers enter into insurance liquidation proceedings, General Cable will be required to pay a larger portion of the costs incurred in connection with these cases.

As part of the acquisition of Silec, SAFRAN SA agreed to indemnify the Company for the full amount of losses arising from, related to or attributable to practices, if any, that are similar to previous practices investigated by the French competition authority for alleged competition law violations related to medium and high voltage cable markets. The Company has asserted a claim under this indemnity against SAFRAN SA related to the European Commission’s Statement of Objections to preserve the Company’s rights should an unfavorable outcome occur.

On July 5, 2011, the European Commission issued a Statement of Objections in relation to its ongoing competition investigation to a number of wire and cable manufacturers in the submarine and underground power cables business, including the Company’s Spanish affiliate and its subsidiary, Silec. The allegations related to Silec are for the eleven months following its acquisition by the Company’s Spanish affiliate, for which the Company has filed a claim for indemnification from Safran to preserve the Company’s rights should an unfavorable outcome occur. A Statement of Objections is a procedural document in which the European Commission communicates its preliminary views in regard to possible infringement of European competition law and allows the companies identified in the Statement to present procedural and substantive arguments in response before a final decision is made. Any unfavorable decision by the European Commission is subject to appeal. The Statement of Objections issued to the Company alleges that two affiliates in Europe engaged in violations of competition law in the underground power cables businesses for a limited period of time. The Company has responded to the Statement of Objections on October 28, 2011 and intends to continue to vigorously defend itself against the allegations in the course of future proceedings with the European Commission on the Statement of Objections.

The European Commission has significant discretion in assessing fines and the Statement of Objections has only provided limited guidance on how it could potentially assess fines on each of the named wire and cable companies alleged to have violated applicable competition laws. At this time, the Company believes that it has substantial defenses to the allegations contained in the Statement of Objections. However, if the Company’s defenses are ultimately not successful, the Company could be assessed fines, which if imposed, could be substantial and may have a material impact on its consolidated financial results. While the Company continues to incur legal and associated costs in this matter, it is unable, at this time, to estimate the range of loss, if any, that may result as an outcome of these proceedings.

During the fourth quarter of 2011, the Company became aware of a potential claim involving multiple parties regarding the failure of a newly installed transformer in France, which was manufactured and installed by an independent third party, at a customer’s hydroelectric plant. The Company supplied and installed cables and terminations to the transformer, which failed as it was being energized. The transformer was significantly damaged and the customer is alleging losses consisting of damage to the transformer and consequential damages due to its inability to operate the facility. The customer retained a court appointed technical expert to review the evidence to determine the root cause of the transformer failure and to allocate liability to the parties found responsible for such losses. The investigation is ongoing at this time and the Company believes it has substantial defenses to potential liability in regard to the transformer failure. At this time, the Company is unable to predict with any certainty an estimated range of damages or whether it will have liability, if any, attributable to the transformer failure.

In March 2012, the Company received formal notice of a claim for damages arising from a transformer fire that occurred in December 2010 allegedly resulting in loss of equipment and some consequential damages at a metal processing facility in Iceland. The Company supplied and installed cables and terminations to the transformer, which was manufactured and installed by an independent third party, during 2006 and the first quarter of 2007. The Company’s work was inspected and accepted by the customer in March 2007. In August 2012, the customer initiated arbitration proceedings before the ICC Tribunal with a request to arbitrate in Pennsylvania. In September 2012, the Company initiated litigation in Pennsylvania state court seeking a declaration that it is not liable for any damages associated with the alleged loss resulting from the transformer fire and seeking to enjoin the ICC arbitration proceedings. The customer then moved the case from state to federal district court in the Western District of Pennsylvania which determined on motion that the ICC Tribunal not the court should decide whether the claims were arbitrable in the first instance. A decision on arbitrability is pending before the ICC Tribunal. The Company believes it has substantial defenses to potential liability in regard to the transformer fire and claimed loss. At this time, the Company is unable to predict with any certainty an estimated range of damages or whether it will have any liability, if any, attributable to the transformer fire.

One of the Company’s Brazilian subsidiaries is involved in an administrative proceeding with a state tax authority regarding whether tax incentives granted to the Company by one Brazilian state are applicable to goods sold in another Brazilian state from September 2008 to December 31, 2009. The Company believes it correctly relied on the tax incentives granted and that it has substantial defenses to their disallowance by the Brazilian state claimant. The principal amount claimed to be due during the contested period is approximately $8 million which does not include penalties and interest which could be substantial. In September 2012, the 1st Chamber of the Administrative Court found that the Company was not liable for any incentive tax payments claimed by the state treasury office. This decision was appealed by the Brazilian state and the Administrative Court determined in April 2013 that the subsidiary is liable for a part of the contested amount. The Company’s subsidiary is seeking formal judicial review of this latest decision on the merits in the Civil Court and obtained an injunction in April 2013 restraining collection of the tax pending the review process in the Civil Court in further proceedings. The Brazilian state subsequently sought to overturn this injunction in a State Court of Appeal and the State Court rejected the application in May 2013.

On December 19, 2012, the same Brazilian subsidiary received three notices of infraction from another Brazilian state related to alleged failure to pay taxes on the distribution of goods and services from one state for lack of appropriate documents and alleged failure to file electronic records with the state tax authorities in regard to inventories, goods receipts and invoices from acquisitions. The total amount of taxes allegedly due for the infractions is approximately $0.2 million and the total fines claimed amount to approximately $22.9 million. The Company believes it is exempt from the taxes claimed and has very substantial defenses to the claims. The Company has filed opposition to all the claims in January 2013 and will vigorously defend itself against such claims. At this time, the Company is unable to predict with any certainty an estimated range of damages or whether it will have any liability, if any, attributable to the taxes claimed.

Two civil complaints have been filed in the United States District Court for the Southern District of New York by named plaintiffs on behalf of purported classes of all persons who purchased or otherwise acquired the Company’s publicly traded securities, in one case which was filed on October 21, 2013 between May 3, 2011 and October 14, 2013, inclusive, and in the other case, which was filed on December 4, 2013, between May 2, 2011 and November 4, 2013, inclusive, against the Company, Gregory Kenny, our President and Chief Executive Officer, and Brian Robinson, our Executive Vice President and Chief Financial Officer. The complaints, which were transferred to the United States District Court of the Eastern District of Kentucky, allege claims under the anti-fraud and controlling person liability provisions of the Securities Exchange Act of 1934, alleging generally, among other assertions, that defendants made materially false and misleading statements regarding revenue recognition and other Company financial matters and failed to state material facts, including, among other things, that there was a lack of adequate internal controls, thereby artificially inflating the prices at which our securities traded. The complaints seek damages in undefined amounts, as well as attorney’s fees, experts’ fees and other costs. In addition, a derivative complaint was filed on January 7, 2014 in the Campbell County, Kentucky Circuit Court against all but one member of our Board of Directors, including Mr. Kenny, a former director and against Mr. Robinson and two former ROW officials, one of whom is a former executive officer of the Company. The complaint alleges that the defendants breached their fiduciary duties by knowingly failing to ensure that the Company implemented and maintained adequate internal controls over its accounting and financial reporting functions and by knowingly disseminating to stockholders materially false and misleading statements concerning the Company’s financial results and internal controls. The complaint seeks damages in an unspecified amount, appropriate equitable relief to remedy the alleged breaches of fiduciary duty, attorney’s fees, experts’ fees and other costs. We believe the purported class action complaints, and the derivative complaint insofar as it relates to our directors and Mr. Robinson, are without merit and intend to vigorously contest the actions.

The Company has a global insurance policy with coverage limits of $15 million which may potentially result in the recovery of certain losses including the theft in Brazil. As previously reported, on October 29, 2012, the Company announced that it had identified historical accounting errors relating to inventory. The Company believes that the Brazil inventory accounting issues are, to a significant extent, attributable to a complex theft scheme affecting work in process and finished goods inventory. The Company determined there is a potential recovery of losses associated with reported theft of inventory within the Company’s Brazilian subsidiary. At this time the Company cannot estimate the possibility of recovery and the potential amounts involved.

The Company is also involved in various routine legal proceedings and administrative actions. Such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on its result of operations, cash flows or financial position.

In Europe and Mediterranean as it relates to the 2005 purchase of shares of Silec, the Company has pledged to the bank the following: Silec shares, segment assets such as land and buildings and certain General Cable entities in Spain and Portugal, which have been designated as guarantors.

The General Cable Executive Severance Benefit Plan (“Severance Plan”), effective January 1, 2008, applicable to the Company’s executive officers includes a change in control provision such that the executives may receive payments or benefits in accordance with the Severance Plan to the extent that both a change of control and a triggering event, each as defined in the Severance Plan, occur. Unless there are circumstances of ineligibility, as defined, the Company must provide payments and benefits upon both a change in control and a triggering event.

The Company has entered into various operating lease agreements related principally to certain administrative, manufacturing and distribution facilities and transportation equipment. Future minimum rental payments required under non-cancelable lease agreements at December 31, 2013 were as follows: 2014 — $40.3 million, 2015 — $35.5 million, 2016 — $31.8 million, 2017 — $21.4 million, 2018 — $8.0 million and thereafter $13.9 million. Rental expense recorded in income from continuing operations was $47.0 million, $29.8 million and $20.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2013, the Company had $150.7 million in letters of credit, $249.3 million in various performance bonds and $380.5 million in other guarantees. Other guarantees include bank guarantees and advance payment bonds. These letters of credit, performance bonds and guarantees are periodically renewed and are generally related to risk associated with self-insurance claims, defined benefit plan obligations, contract performance, quality and other various bank and financing guarantees. Advance payment bonds are often required by customers when the Company obtains advance payments to secure the production of cable for long term contracts. The advance payment bonds provide the customer protection on their deposit in the event that the Company does not perform under the contract.